Business Combination (Details) - USD ($)		12 Months Ended
	May 16, 2023	Dec. 31, 2022
Alpha Mind [Member]
Business Combination [Line Items]
Aggregate purchase price	$ 99,650,000
Consideration of convertible promissory note		$ 99,650,000
Cash		92,650,000
Loan receivable and other receivable		3,650,000
Deposit paid		1,000,000
Alpha Mind [Member] | Convertible Promissory Note [Member]
Business Combination [Line Items]
Consideration of convertible promissory note		$ 7,000,000
Equity Acquisition Agreement [Member]
Business Combination [Line Items]
Ownership rate	85.00%